Provisions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Provisions

	2021	2020

At January 1	309	214

Additional provisions	91	180

Disposals	(6)	(38)

Unused amounts reversed through the income statement	-	(1)

Used during the year	(209)	(32)

Net exchange differences	9	(15)

At December 31	193	309

Current	139	253

Non-current	54	56